Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Jul-20	Distribution Date	17-Aug-20
Collection Period End	31-Jul-20	30/360 Days	30
Beg. of Interest Period	15-Jul-20	Actual/360 Days	33
End of Interest Period	17-Aug-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	1,174,155,533.37	1,128,121,848.40	0.7490729
Total Securities		1,506,024,096.62	1,174,155,533.37	1,128,121,848.40	0.7490729
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	195,872,290.22	170,553,763.49	0.5974909
Class A-2b Notes	0.444750%	233,550,000.00	160,259,146.53	139,543,988.29	0.5974909
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	456,000,000.00	1.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	25,318,526.73	370,525.08	88.6968882	1.2980385
Class A-2b Notes	20,715,158.24	65,335.65	88.6968882	0.2797502
Class A-3 Notes	0.00	862,600.00	0.0000000	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	46,033,684.97	1,500,744.06

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					16,430,328.56
Monthly Interest					7,947,488.84

Total Monthly Payments					24,377,817.40
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					525,611.74
Aggregate Sales Proceeds Advance					8,530,756.27

Total Advances					9,056,368.01
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					34,394,706.96
Excess Wear and Tear and Excess Mileage					178,153.90
Remaining Payoffs					0.00
Net Insurance Proceeds					1,079,307.89
Residual Value Surplus					4,104,857.40

Total Collections					73,191,211.56

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		20,309,062.00			1,200
Involuntary Repossession		80,552.00			5
Voluntary Repossession		601,328.00			33
Full Termination		4,273,608.00			248
Bankruptcty		38,559.00			2
Insurance Payoff			1,057,203.22		59
Customer Payoff				194,443.22	11
Grounding Dealer Payoff				10,463,173.77	590
Dealer Purchase				1,351,601.44	70

Total		25,303,109.00	1,057,203.22	12,009,218.43	2,218

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	66,923	1,462,932,788.71	7.00000%	1,174,155,533.37
Total Depreciation Received		(21,584,043.52)		(17,397,868.92)
Principal Amount of Gross Losses	(110)	(2,309,135.42)		(1,888,450.63)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(814)	(14,969,055.33)		(11,660,298.71)
Scheduled Terminations	(1,076)	(19,126,889.32)		(15,087,066.71)

Pool Balance - End of Period	64,923	1,404,943,665.12		1,128,121,848.40
Remaining Pool Balance
Lease Payment				284,062,720.91
Residual Value				844,059,127.49

Total				1,128,121,848.40

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	73,191,211.56
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	73,191,211.56
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	795,179.94
3. Reimbursement of Sales Proceeds Advance	11,855,863.15
4. Servicing Fee:
Servicing Fee Due	978,462.94
Servicing Fee Paid	978,462.94
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	13,629,506.03
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	370,525.08
Class A-2a Notes Monthly Interest Paid	370,525.08
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	65,335.65
Class A-2b Notes Monthly Interest Paid	65,335.65
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,500,744.06
Total Note and Certificate Monthly Interest Paid	1,500,744.06
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	58,060,961.47
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	46,033,684.97
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	46,033,684.97
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	12,027,276.50

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			12,027,276.50
Gross Reserve Account Balance			19,557,396.98
Remaining Available Collections Released to Seller			12,027,276.50
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.92
Monthly Prepayment Speed			81%
Lifetime Prepayment Speed			61%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,904,861.97
Securitization Value of Defaulted Receivables and Casualty Receivables		1,888,450.63	110
Aggregate Defaulted and Casualty Gain (Loss)		16,411.34
Pool Balance at Beginning of Collection Period		1,174,155,533.37
Net Loss Ratio
Current Collection Period		0.0014%
Preceding Collection Period		0.0019%
Second Preceding Collection Period		-0.0134%
Third Preceding Collection Period		-0.0502%
Cumulative Net Losses for all Periods		0.1090%	1,642,068.94

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.45%	5,310,213.49	312
61-90 Days Delinquent	0.12%	1,355,279.22	77
91-120 Days Delinquent	0.06%	753,622.68	46
More than 120 Days	0.01%	100,436.13	4

Total Delinquent Receivables:	0.63%	7,519,551.52	439

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.19%
Preceding Collection Period		0.18%	0.19%
Second Preceding Collection Period		0.18%	0.19%
Third Preceding Collection Period		0.20%	0.21%
60 Day Delinquent Receivables		2,648,760.89
Delinquency Percentage		0.23%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		24,582,670.00	1,448
Securitization Value		20,676,558.15	1,448

Aggregate Residual Value Surplus (Loss)		3,906,111.85

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		54,437,713.51	3,267
Cumulative Securitization Value		51,041,033.78	3,267

Cumulative Residual Value Surplus (Loss)		3,396,679.73

Book Amount of Extensions		10,450,291.30
Number of Extensions		455

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,857,521.28
Reimbursement of Outstanding Advance			11,855,863.15
Additional Advances for current period			8,530,756.27

Ending Balance of Residual Advance			11,532,414.40

Beginning Balance of Payment Advance			1,856,821.36
Reimbursement of Outstanding Payment Advance			795,179.94
Additional Payment Advances for current period			525,611.74

Ending Balance of Payment Advance			1,587,253.16

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO